Share-Based Compensation (Summary Of Vested And Nonvested Awards) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Accrued payroll and other liabilities, current	$ 112,072	141,970
ADBV Long-Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units outstanding, Vested	664,392
Weighted-average fair value per unit, Vested	$ 0.75
Total fair value of the plan, Vested	497
Weighted-average accumulated percentage of service, Vested	100.00%
Accrued liability, Vested	497
Number of units outstanding, Non-vested	209,146
Weighted-average fair market value per unit, Non-vested	$ 1.53
Total fair value of the plan, Non-vested	319
Weighted-average accumulated percentage of service, Non-vested	96.71%
Accrued liability, Non-vested	309
Compensation expense not yet recognized, Non-vested	10
Number of units outstanding, Total	873,538	1,018,306	2,129,221	2,923,582
Weighted-average fair market value per unit, Total	$ 0.93
Total fair value of the plan, Total	816
Weighted-average accumulated percentage of service, Total	98.72%
Accrued liability, Total	806
Compensation expense not yet recognized, Total	10
Weighted-average period of stock options recognized	2 months
2011 Equity Incentive Plan [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units outstanding, Vested	1,104,516
Weighted-average fair value per unit, Vested	$ 5.48
Total fair value of the plan, Vested	6,057
Weighted-average accumulated percentage of service, Vested	100.00%
Stock-based compensation recognized in Additional paid-in capital, vested	6,057
Number of units outstanding, Non-vested	1,446,319
Weighted-average fair market value per unit, Non-vested	$ 4.52
Total fair value of the plan, Non-vested	6,538
Weighted-average accumulated percentage of service, Non-vested	71.40%
Stock-based compensation recognized in Additional paid-in capital, Non-vested	4,670
Compensation expense not yet recognized, Non-vested	1,868
Number of units outstanding, Total	2,550,835	2,433,888	2,464,434	1,879,847
Weighted-average fair market value per unit, Total	$ 4.94
Total fair value of the plan, Total	12,595
Weighted-average accumulated percentage of service, Total	85.20%
Stock-based compensation recognized in Additional paid-in capital	10,727
Compensation expense not yet recognized, Total	1,868
Weighted-average period of stock options recognized	2 years 10 months 24 days
2011 Equity Incentive Plan [Member] | Restricted Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units outstanding, Total	862,855	942,068	1,224,761	1,013,592
Weighted-average fair market value per unit, Total	$ 14.38
Total fair value of the plan, Total	12,409
Weighted-average accumulated percentage of service, Total	66.70%
Stock-based compensation recognized in Additional paid-in capital	8,273
Compensation expense not yet recognized, Total	$ 4,136
Weighted-average period of stock options recognized	3 years 4 months 24 days